FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured on Recurring Basis at Aggregate Fair Value (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Assets	$ 25,122,000,000	$ 25,308,000,000
Liabilities	(14,016,000,000)	$ (14,241,000,000)
Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets (liabilities)	2,212,000,000
Recurring fair value measurement | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets (liabilities)	2,148,000,000
Recurring fair value measurement | Significant other observable inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets (liabilities)	64,000,000
Recurring fair value measurement | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets (liabilities)	0
Recurring fair value measurement | Derivatives
Disclosure of fair value measurement of assets [line items]
Liabilities	0
Recurring fair value measurement | Derivatives | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Liabilities	0
Recurring fair value measurement | Derivatives | Significant other observable inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Liabilities	0
Recurring fair value measurement | Derivatives | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Liabilities	0
Recurring fair value measurement | Cash and equivalents
Disclosure of fair value measurement of assets [line items]
Assets	2,085,000,000
Recurring fair value measurement | Cash and equivalents | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,085,000,000
Recurring fair value measurement | Cash and equivalents | Significant other observable inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	0
Recurring fair value measurement | Cash and equivalents | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	0
Recurring fair value measurement | Other investments
Disclosure of fair value measurement of assets [line items]
Assets	63,000,000
Recurring fair value measurement | Other investments | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	63,000,000
Recurring fair value measurement | Other investments | Significant other observable inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	0
Recurring fair value measurement | Other investments | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	0
Recurring fair value measurement | Receivables from provisional copper and gold sales
Disclosure of fair value measurement of assets [line items]
Assets	(64,000,000)
Recurring fair value measurement | Receivables from provisional copper and gold sales | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	0
Recurring fair value measurement | Receivables from provisional copper and gold sales | Significant other observable inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	64,000,000
Recurring fair value measurement | Receivables from provisional copper and gold sales | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	$ 0